Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding		4,251,914	2,883,918
Granted		623,935	1,742,118
Exercised		(20,998)	(75,772)
Forfeited		(313,506)	(298,350)
Outstanding		4,541,345	4,251,914	2,883,918
Exercisable		2,393,627	1,685,871
Vested and expected to vest		4,467,788	4,178,357
Weighted Average Exercise Price Per Share
Outstanding		$ 7.78	$ 6.50
Granted		13.87	10.25
Exercised		6.78	3.43
Forfeited		9.86	9.84
Outstanding		8.47	7.78	$ 6.50
Exercisable		6.37	5.16
Vested and expected to vest		$ 8.46	$ 7.74
Weighted Average Remaining Contractual Term
Outstanding		7 years 6 months 14 days	8 years 10 days	8 years 3 months
Exercisable		6 years 7 months 17 days	6 years 9 months 29 days
Vested and expected to vest		7 years 6 months 7 days	8 years 3 days
Aggregate Intrinsic Value
Outstanding	[1]	$ 29,950	$ 10,515	$ 19,594
Exercisable	[1]	20,662	8,569
Vested and expected to vest	[1]	$ 29,533	$ 10,448
Unaudited
Number of Shares
Granted			213,686
Exercised			(13,812)
Forfeited			(239,663)
Weighted Average Exercise Price Per Share
Granted			$ 10.25
Exercised			7.55
Forfeited			$ 9.81

[1]	Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of common stock for those stock options that had exercise prices lower than the fair value of the Company's common stock as of December 31, 2018 and 2019.